Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars (in thousands)
Income before income taxes:
Israel	125,399	84,186	82,933
Non-Israeli	5,839	3,444	5,255

	131,238	87,630	88,188

Income tax expense:
Current:
Israel	11,325	8,054	6,973
Non-Israeli	3,781	2,198	2,043
	15,106	10,252	9,016
Deferred tax (benefit) expense:
Israel	262	109	(2)
Non-Israeli	(2,645)	(1,363)	(775)
	(2,383)	(1,254)	(777)

	12,723	8,998	8,239

Schedule of reconciliation of the theoretical income tax expense
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars (in thousands)
Income before income taxes	131,238	87,630	88,188

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	30,185	20,154	20,283

Increase (decrease) in income tax expense resulting from:

Non-deductible expenses (*)	912	651	358

Income tax rate differential	(18,816)	(12,417)	(12,702)

Other	442	610	300

Actual income tax expense	12,723	8,998	8,239

(*)          Including non-deductible share-based compensation and FRT transaction expenses.

Schedule of tax effects of temporary differences and carryforwards deferred tax assets and liabilities
	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Deferred tax assets:
Deferred revenue	2,076	2,186
Accrued expenses	601	647
Operating lease obligations	2,020	442
Other temporary differences	1,662	762

Total deferred tax assets	6,359	4,037

Deferred tax liabilities:
Property, plant and equipment	(1,158)	(938)
Inventories (*)	(407)	(1,430)
Intangible assets (*)	(3,772)	(4,885)
Right of use assets	(2,020)	(442)
Undistributed earnings	(1,518)	(1,241)
Total deferred tax liabilities	(8,875)	(8,936)

Net deferred tax liabilities	(2,516)	(4,899)

(*) Related to FRT acquisition

Schedule of deferred tax assets and liabilities
	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Deferred tax asset, net	3,090	2,642
Deferred tax liabilities, net	(5,606)	(7,541)

Net deferred tax liabilities	(2,516)	(4,899)